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                        Century Capital Management Trust
                               One Liberty Square
                           Boston, Massachusetts 02109

                                  March 7, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re:   Century Capital Management Trust (Reg. No. 333-86067;
            File No. 811-09561)

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Century Capital Management Trust (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A under the Securities Act of 1933 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2001.

      Comments or questions concerning this certificate may be directed to the undersigned at (617) 428-3060 or to John W. Pickett, Esq. of Palmer & Dodge LLP, counsel to the Trust, at (617) 573-0425.

                                            Sincerely,

                                            CENTURY CAPITAL MANAGEMENT TRUST

                                            By: /s/ Alexander L. Thorndike
                                                ----------------------------
                                                Alexander L. Thorndike
                                                Vice President

cc:   Matthew C. Dallett, Esq.
      John W. Pickett, Esq.